CONVERTIBLE NOTES PAYABLE	12 Months Ended
Nov. 30, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE
13.	CONVERTIBLE NOTES PAYABLE

Convertible notes payable, net (current) aggregated $0 and $2,758,578 at November 30, 2020 and 2019, respectively. Convertible notes payable (noncurrent) aggregated $0 and $1,874,972 at November 30, 2020 and, 2019, respectively. Effective April 8, 2020, the Company exchanged an aggregate of approximately $6,950,000 of all its outstanding convertible notes, representing principal and accrued interest through April 7, 2020, for 1,391 shares Series A Preferred Stock at an original issue price of $5,000. Accretion of debt discounts incurred through conversion for the year ended November 30, 2020 totaled $0.8 million, and related interest expense for the same period totaled $0.2 million. As the debt was convertible to shares of common stock, whereas shares of Series A Preferred Stock were issued, the Company evaluated ASC 405-20, Extinguishments of Liabilities (“ASC 405-20”). Pursuant to ASC 405-20, a liability has been extinguished if either of the following conditions is met (a) the debtor pays the creditor and is relieved of its obligation for the liability and (b) the debtor is legally released from being the primary obligor under the liability, either judicially or by the creditor. As both conditions were met, the transaction was accounted for as a debt extinguishment and the Company recorded a $6,026,657 loss on extinguishment of debt which represented the difference between:

(i)	the carrying value of the notes, net of unamortized discounts, of $5,430,082 plus accrued interest of $374,631; and
(ii)	the fair value of the consideration transferred (Series A Preferred Stock and warrants) of $11,831,370. See Note 14, “Stockholders Equity (Deficit),” for additional information.

At the closing, in accordance with the Amendment and the Security Purchase Agreements pursuant to which the notes were issued, the Company also issued 1,498,418 warrants to the holders reflecting 4,000 warrants for each $1,000 of unpaid interest accrued on the Notes. See Note 14, “Stockholders’ Deficit,” for additional information.

April/May 2019 Notes

On April 22, 2019 and May 20, 2019, the Company entered into a securities purchase agreement with several accredited investors to sell a total of 2,080.265 units, for aggregate principal of $2,080,265, with each $1,000 unit consisting of (i) a $1,000 10% interest convertible promissory note (collectively the “April/May 2019 Notes”) due April 15, 2020, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before October 22, 2023. The April/May 2019 Notes are secured secondarily by all of the Company assets and accrue interest at 10% per annum, payable in cash at maturity. The principal amount, plus accrued interest, may be converted at the option of the holder at any time during the term to maturity into shares of common stock at a conversion price of $0.15 per share. The note embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. The Company concluded that the April/May 2019 Notes meet the definition of conventional convertible debt and the embedded conversion option is not subject to bifurcation and classification in the financial statements in liabilities at fair value. In connection with the issuance of the April/May 2019 Notes, the Company issued the holders warrants to purchase the common stock. The warrants are exercisable until October 23, 2023 for 8,321,060 of shares at a purchase price of $0.25 per share. The Company concluded that the warrants are indexed to the stock and, accordingly, the analysis resulted in the conclusion that these warrants achieved equity classification in the financial statements. As a result of the repayment of the November 2016 Subordinate Secured Debentures on May 31, 2019, the April/May 2019 Notes entered senior security position.

The Company accounted for this transaction as a financing transaction, wherein the net proceeds received were allocated to the financial instruments issued which resulted in a discount. The warrants were valued at $888,444 and the balance of the convertible debt for $1,191,821. The discount is being charged to interest and is being accreted over the term of the note using the effective interest method. The effective interest rate on the liability component, inclusive of the contractual rate and the accretion of the discount, was 72.35% during fiscal 2019. During the year ended November 30, 2019, the Company recorded $457,570 of interest from the accretion of the discount. In addition, the Company recorded interest expense of $123,726 for the year ended November 30, 2019. The Company was required to consider whether the hybrid contract embodied a beneficial conversion feature. The calculation of the effective conversion amount did not result in a beneficial conversion feature because the effective conversion price was equal to the Company’s stock price on the date of issuance.

October 2018 Notes

On October 22, 2018, the Company entered into a Securities Purchase Agreement with several accredited investors to sell 1,275.0 units, for aggregate principal of $1,275,000, with each $1,000 of unit consisting of (i) a $1,000 10% interest convertible promissory note (collectively the “October 2018 Notes”) due April 15, 2020, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before the five year anniversary of the issuance. These notes are secured secondarily by all of the Company assets and accrue interest at 10% per annum, payable in cash at maturity. As a result of the repayment of the November 2016 Subordinate Secured Debentures on May 31, 2019, these convertible notes entered senior security position. The principal amount, plus accrued interest, may be converted at the option of the holder at any time during the term to maturity into shares of common stock at a conversion price of $0.15 per share. The October 2018 Notes embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. The Company concluded that the October 2018 Notes meet the definition of conventional convertible debt and the embedded conversion option is not subject to bifurcation and classification in the financial statements in liabilities at fair value. In connection with the issuance of the October 2018 Notes, the Company issued the holders warrants to purchase the common stock. The warrants are exercisable until October 23, 2023 for 5,100,000 of shares at a purchase price of $0.25 per share. The Company concluded that the warrants are indexed to the stock and, accordingly, the analysis resulted in the conclusion that these warrants achieved equity classification in the financial statements.

The Company accounted for this transaction as a financing transaction, wherein the net proceeds received were allocated to the financial instruments issued which resulted in a discount. The warrants were valued at $524,089 and the balance of the convertible debt was $750,911. The discount is being charged to interest and is being accreted over the term of the note using the effective interest method. During the year ended November 30, 2019, the Company recorded $413,702 in accretion, which includes the $95,584 adjustment related to the correction of a 2018 error. The initial 2018 accounting for the October 2018 Notes concluded that, based on the Company’s initial interpretation of the debt agreement and therefore, the conversion feature in the agreement required classification and measurement as a derivative financial instrument. During 2019, the Company re-evaluated the terms of the agreement and determined that the underlying notes did not contain any embedded terms or features that require classification as derivatives and the calculation of the effective conversion amount did not result in a beneficial conversion feature. The Company evaluated the consolidated financial statement impact in each of the previously filed annual and quarterly reporting periods and concluded that the correction is quantitatively and qualitatively immaterial to its previously filed consolidated financial statements. Since the derivative liability at November 30, 2018 should have been $0, the $95,584 impact related to the year ended November 30, 2018 Statement of Operations and Comprehensive Loss is reflected in the line, “Accretion of debt discounts” in the Consolidated Statement of Operations and Comprehensive Loss for the year ended November 30, 2019. In recording the adjustment to accretion of debt discounts, the $426,019 gain reported in the line “Changes in fair value of derivative liabilities” in the Consolidated Statement of Operations and Comprehensive Loss for the year ended November 30, 2019, represents changes to derivative liability associated with the December 7, 2016 CAD$1,363,000 Series B secured convertible debentures.

In addition, the Company recorded interest expense of $124,356 for the year ended November 30, 2019. The effective interest rate on the liability component, inclusive of the contractual rate and the accretion of the discount, was 50.54% during fiscal 2019. The Company was required to consider whether the hybrid contract embodied a beneficial conversion feature. The calculation of the effective conversion amount did not result in a beneficial conversion feature because the effective conversion price was equal to the Company’s stock price on the date of issuance.

Subordinated Secured Debentures

The CAD $1,363,000 ($1,015,026) of Series B Secured Convertible Debentures (“Subordinate Secured Debentures”) were issued pursuant to a Trust Indenture agreement dated December 7, 2016 (the “Indenture”) in exchange for the Unsecured Debentures in equal principal amount and an additional CAD $36,000 ($26,640) of Series B Secured Convertible Debentures were issued pursuant to the Indenture in payment of accrued interest. These debentures matured on June 6, 2019 and accrued interest at 12% per annum, payable semi-annually. The debentures were secured by all of the Company’s assets. The principal amount, plus accrued interest, could have been converted at the option of the holder at any time during the term to maturity into shares of the Company’s common stock at a conversion price of $0.24 (CAD $0.31) per share, subject to anti-dilution protection with a minimum conversion price of $0.135 and for capital reorganization events. The debentures also embodied certain traditional default provisions that were linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. The Company concluded that the embedded conversion option was not indexed to its stock. The embedded conversion option was subject to classification in the financial statements in liabilities at fair value both at inception and subsequently. The Company evaluated the terms and conditions of the debentures and determined that the conversion feature required classification and measurement as derivative financial instruments. Accordingly, the evaluation resulted in the conclusion that this derivative financial instrument required bifurcation and liability classification, at fair value. Current standards contemplate that the classification of financial instruments required evaluation at each report date.

The following table reflects the allocation of the purchase on December 7, 2016:

Subordinate Secured Debentures	Face Value
(CAD $1,399,000)	$1,041,835
Proceeds	1,041,835
Compound embedded derivative	(285,612)
Carrying value	$756,223

Effective May 31, 2019, the Company repaid these debentures for CAD $1,399,000 ($1,035,930) plus accrued interest.

Discounts (premiums) on the Subordinate Secured Debentures arise from (i) the allocation of basis to other instruments issued in the transaction, (ii) fees paid directly to the creditor and (iii) initial recognition at fair value, which is lower than face value. Discounts (premiums) are amortized through charges (credits) to interest expense over the term of the debt agreement. Amortization of debt discounts (premiums) amounted to CAD $98,924 ($73,201) during the year ended November 30, 2019. During the year ended November 30, 2019, the Company recorded interest expense of $67,007.

September 2019 Notes

On September 16, 2019, the Company entered into a securities purchase agreement with two investors to sell a total of 818.0 of units, for aggregate principal of $818,000, with each $1,000 of unit consisting of (i) a $1,000 10% interest convertible promissory note (collectively the “September 2019 Notes”) due June 30, 2021, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before January 22, 2024. The September 2019 Notes are secured pari passu with the October 2018, April/May 2019 and July 2019 Notes, by all of the Company’s assets and accrue interest at 10% per annum, payable in cash at maturity. However, the principal amount, plus accrued interest, may be converted at the option of the holder at any time during the term to maturity into shares of common stock at a conversion price of $0.15 per share. The note embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. The Company concluded that the September 2019 Notes meet the definition of conventional convertible debt and the embedded conversion option is not subject to bifurcation and classification in the financial statements in liabilities at fair value. In connection with the issuance of the September 2019 Notes, the Company issued the holders warrants to purchase the Company’s common stock. The warrants are exercisable until January 22, 2024 for 3,272,000 shares at a purchase price of $0.25 per share. The Company concluded that the warrants are indexed to the stock and, accordingly, the analysis resulted in the conclusion that these warrants achieved equity classification in the financial statements.

The Company accounted for this transaction as a financing transaction, wherein the net proceeds received were allocated to the financial instruments issued which resulted in a discount. The warrants were valued at $363,846 and the balance of the convertible debt was $454,154. The discount is being charged to interest and is being accreted over the term of the note using the effective interest method. The effective interest rate on the liability component, inclusive of the contractual rate and the accretion of the discount, was 47.40% during fiscal 2019. During the year ended November 30, 2019, the Company recorded $37,943 in interest from the accretion of the discount. In addition, the Company recorded interest expense of $16,808 for the year ended November 30, 2019. The Company was required to consider whether the hybrid contract embodied a beneficial conversion feature. The calculation of the effective conversion amount did not result in a beneficial conversion feature because the effective conversion price was equal to the Company’s stock price on the date of issuance.

July 2019 Notes

On July 22, 2019, the Company entered into a securities purchase agreement with several investors to sell a total of 2,282.5 units, for aggregate principal of $2,282,500, with each $1,000 of unit consisting of (i) a $1,000 10% interest convertible promissory note (collectively the “July 2019 Notes”) due June 30, 2021, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before January 22, 2024. The July 2019 Notes are secured pari passu with the October 2018 and April/May 2019 Notes, by all of the Company’s assets and accrue interest at 10% per annum, payable in cash at maturity. However, the principal amount, plus accrued interest, may be converted at the option of the holder at any time during the term to maturity into shares of common stock at a conversion price of $0.15 per share. The note embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. The Company concluded that the July 2019 Notes meet the definition of conventional convertible debt and the embedded conversion option is not subject to bifurcation and classification in the financial statements in liabilities at fair value. In connection with the issuance of the July 2019 Notes, the Company issued the holders warrants to purchase the Company’s common stock. The warrants are exercisable until January 22, 2024 for 9,130,000 shares at a purchase price of $0.25 per share. The Company concluded that the warrants are indexed to the stock and, accordingly, the analysis resulted in the conclusion that these warrants achieved equity classification in the financial statements.

The Company accounted for this transaction as a financing transaction, wherein the net proceeds received were allocated to the financial instruments issued which resulted in a discount. The warrants were valued at $1,038,081 and the balance of the convertible debt was $1,244,419. The discount is being charged to interest and is being accreted over the term of the note using the effective interest method. The effective interest rate on the liability component, inclusive of the contractual rate and the accretion of the discount, was 45.79% during fiscal 2019. During the year ended November 30, 2019, the Company recorded $138,456 in interest from the accretion of the discount. In addition, the Company recorded interest expense of $81,920 for the year ended November 30, 2019. The Company was required to consider whether the hybrid contract embodied a BCF. The calculation of the effective conversion amount did not result in a beneficial conversion feature because the effective conversion price was equal to the Company’s stock price on the date of issuance.

The Company was in compliance with all applicable financial and non-financial covenants under its financing arrangements as of November 30, 2019.